EMPLOYEE BENEFITS - Schedule of Share Options Exercised (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	118,963	146,966
Exercise price (in usd per share)	$ 31.87	$ 30.19
Exercise Price, 2014, 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	0	43,921
Exercise price (in usd per share)	$ 0	$ 10.00
Exercise Price, 2015, from 28.31 to 29.34
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	59,208	18,445
Exercise Price, 2015, from 28.31 to 29.34 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 28.31	$ 28.31
Exercise Price, 2015, from 28.31 to 29.34 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 34.00	$ 29.34
Exercise Price, 2016, 32.36
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	47,255	46,100
Exercise price (in usd per share)	$ 32.36	$ 32.36
Exercise Price, 2018, 46.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	12,500	38,500
Exercise price (in usd per share)	$ 46.00	$ 46.00